AMERICAN CENTURY WORLD MUTUAL FUNDS INC | International Opportunities Fund

American Century World Mutual Funds, Inc. Prospectus Supplement International Opportunities Fund
Supplement dated August 1, 2018 ■ Prospectus dated April 1, 2018

The following replaces the Annual Fund Operating Expenses table on page 2 of the prospectus:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - AMERICAN CENTURY WORLD MUTUAL FUNDS INC - International Opportunities Fund		INVESTOR CLASS	I CLASS	A CLASS	C CLASS	R CLASS
Management Fees (as a percentage of Assets)	[1]	1.54%	1.34%	1.54%	1.54%	1.54%
Distribution and Service (12b-1) Fees		none	none	0.25%	1.00%	0.50%
Other Expenses (as a percentage of Assets):		0.01%	0.01%	0.01%	0.01%	0.01%
Expenses (as a percentage of Assets)		1.55%	1.35%	1.80%	2.55%	2.05%
Fee Waiver or Reimbursement	[2]	(0.02%)	(0.02%)	(0.02%)	(0.02%)	(0.02%)
Net Expenses (as a percentage of Assets)		1.53%	1.33%	1.78%	2.53%	2.03%
[1]	The management fee has been restated to reflect a change in the management fee schedule effective August 1, 2018.
[2]	The advisor also agreed to waive 0.02 percentage points of the fund’s management fee. The advisor expects this fee waiver to continue until July 31, 2019 and cannot terminate it prior to such date without the approval of the Board of Directors.

Expense Example - AMERICAN CENTURY WORLD MUTUAL FUNDS INC - International Opportunities Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
INVESTOR CLASS	156	488	844	1,842
I CLASS	136	426	738	1,621
A CLASS	746	1,108	1,493	2,566
C CLASS	257	793	1,355	2,878
R CLASS	207	642	1,102	2,374